Loss Per Share - Schedule of Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Stock options [Member]
Schedule of Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share [Line Items]
Stock options	2,949,624	3,335,989